Fee and Commission Income - Summary of Fee and Commission Income (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Fee and commission income from:
Loans	¥ 55,601	¥ 62,815
Credit card business	146,308	150,857
Guarantees	32,459	33,669
Securities-related business	75,761	68,803
Deposits	7,314	6,796
Remittances and transfers	67,867	70,384
Safe deposits	2,106	2,191
Trust fees	2,243	2,119
Investment trusts	71,930	72,609
Agency	3,973	4,956
Others	76,826	87,676
Total fee and commission income	¥ 542,388	¥ 562,875